SHAREHOLDERS' EQUITY (Schedule of RSUs and PSUs Activity) (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Amount of RSUs and PSUs
Unvested beginning balance | shares	2,121,633
Granted | shares	1,111,672
Vested | shares	809,444
Forfeited | shares	244,147
Unvested ending balance | shares	2,179,714
Weighted average grant date fair value
Unvested beginning balance | $ / shares	$ 98.67
Granted | $ / shares	143.69
Vested | $ / shares	90.16
Forfeited | $ / shares	109.88
Unvested ending balance | $ / shares	$ 123.54